Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions				1 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Aug. 04, 2020 USD ($) $ / shares shares	Jul. 03, 2017 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) Bond shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017	Dec. 31, 2022 EUR (€)	Jun. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 01, 2017 EUR (€)
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate			37.50%
Conversion features of the instruments value		$ 215,000,000	$ 242,000,000					$ 184,000,000
Allocated debt issuance costs		1,000,000	1,000,000
Allocated debt deferred tax effect		30,000,000
Issuance of convertible bonds in equity and amount		77,000,000
Increase in convertible debt	$ 107,000,000
Convertible debt	1,500,000,000
Unamortized debt issuance cost	6,000,000
Decrease in long term deferred tax liabilities	15,000,000					$ 22,000,000
Total decrease in equity	92,000,000
Decrease in additional paid in capital	117,000,000
Increase in retained earnings	$ 25,000,000
Loss on financial instruments, net							$ (43,000,000)	$ (26,000,000)
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities						1,281,000,000
Support R&D and Capital Expenditure Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €										€ 600
Amount outstanding						0
Support R&D and Capital Expenditure Programs [Member] | Europe Union [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €													€ 500
Amount outstanding						346,000,000
Support R&D and Capital Expenditure Programs [Member] | Italy and France [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €												€ 500
Amount outstanding						481,000,000
New Facility Agreement with CDP Two [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €										€ 200
Amount outstanding						214,000,000
New Facility Agreement with CDP One [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €											€ 150
Amount outstanding						$ 120,000,000
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component		1,362,000,000	1,266,000,000
Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds		$ 1,567,000,000	1,502,000,000
Zero-coupon, due 2025 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate		47.50%
Debt Conversion, Converted Instrument, Shares Issued | shares		4,585
Debt conversion, bond par value		$ 200,000
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
Long-term debt maturity date						2025	2025	2025
Percentage at which bonds issued		105.80%
Senior unsecured convertible bonds conversion price | $ / shares		$ 43.62
Interest rate						0.00%	0.00%			0.00%
Zero-coupon, due 2027 (Tranche B) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion price | $ / shares		$ 45.10
Senior unsecured convertible bonds conversion premium rate		52.50%
Debt Conversion, Converted Instrument, Shares Issued | shares		4,435
Debt conversion, bond par value		$ 200,000
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
Long-term debt maturity date						2027	2027	2027
Percentage at which bonds issued		104.50%
Interest rate						0.00%	0.00%			0.00%
Dual Tranche Senior Unsecured Convertible Bonds | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Debt instrument principal amount		$ 1,500,000,000	$ 1,500,000,000
Senior unsecured convertible bonds conversion price | $ / shares			$ 20,540,000
Zero-coupon, due 2022 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate			37.50%
Debt conversion, bond par value					$ 750,000,000
Conversion features of the instruments value					$ 0
Zero-coupon, due 2022 (Tranche A) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares					11,400,000
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate			0.0270		0.008
Zero-coupon, due 2022 (Tranche A) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component					$ 739,000,000
Loss on financial instruments, net					$ 25,000,000
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Debt instrument principal amount			$ 750,000,000
0.25%, due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment									semi-annually
0.25%, due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate			0.0328
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Debt instrument principal amount			$ 750,000,000
Long-term debt maturity date									2024
Interest rate			0.25%
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Long-term debt maturity date									2022
Zero Coupon Due Two Thousand Nineteen Tranche A | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Percentage at which bonds issued			101.265%
Tranche Two
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			9,737
Tranche One
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			9,737
Debt conversion, bond par value			$ 200,000
Zero Point Two Five Percentage Due Two Thousand And Twenty Four Trancheb
Debt Instrument [Line Items]
Interest rate			0.25%
Zero Coupon Due Two Thousand And Twenty Four Tranche B
Debt Instrument [Line Items]
Debt conversion, bond par value				$ 248,000,000
Conversion features of the instruments value				$ 0
Number of bonds settled | Bond				3,750
Number of bonds settled on net-share basis | Bond				1,238
Total consideration of bonds on net-share basis				$ 479,000,000
Number of bonds settled on full cash basis | Bond				2,512
Total consideration of bonds on full cash basis				$ 1,015,000,000
Write-off of unamortized debt issuance costs				$ 1,000,000
Zero Coupon Due Two Thousand And Twenty Four Tranche B | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares				5,800,000
Zero Coupon Due Two Thousand And Twenty Four Tranche B | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate				0.011
Zero Coupon Due Two Thousand And Twenty Four Tranche B | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component				$ 689,000,000
Loss on financial instruments, net				$ 44,000,000